SCHEDULE OF FIXED ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Software development costs	$ 1,001	$ 1,134
Total fixed assets before accumulated depreciation			$ 1,031
Less accumulated depreciation			(185)
Total fixed assets after accumulated depreciation			846
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Software development costs	186	188	191
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Software development costs		72	102
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Software development costs	290	290	290
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Software development costs	5	5	11
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Software development costs	$ 520	579	$ 437
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets before accumulated depreciation		1,137
Less accumulated depreciation		(454)
Total fixed assets after accumulated depreciation		683
Previously Reported [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Software development costs		191
Previously Reported [Member] | Automobiles [Member]
Property, Plant and Equipment [Line Items]
Software development costs		72
Previously Reported [Member] | Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Software development costs		290
Previously Reported [Member] | Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Software development costs		5
Previously Reported [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Software development costs		$ 579